3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Financial liabilities measured at fair value on a recurring basis

Financial liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at March 31, 2015 Using
	Total March 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Liabilities:
Derivative liabilities – warrants	$11,000	–	–	$11,000

	Fair Value Measurements at March 31, 2014 Using
	Total March 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Liabilities:
Derivative liabilities – warrants	$3,175,000	–	–	$3,175,000

Property and equipment estimated useful life
Years
Office equipment	3
Manufacturing, lab and other equipment	5
Furniture and fixtures	7

(Loss) earnings per share
	For the Years Ended
	March 31,
	2015	2014
Net (loss) income available to common stockholders - basic	$(8,203,000)	$3,735,000

Denominator - basic:
Weighted average number of common shares outstanding	9,657,000	6,882,000
Basic (loss) earnings per common share	$(0.85)	$0.54

Net (loss) income available to common stockholders - diluted	$(8,203,000)	$3,735,000
Denominator - diluted:
Weighted average number of common shares outstanding	9,657,000	6,882,000
Common share equivalents of outstanding stock options	–	12,000
Common share equivalents of outstanding warrants	–	4,000
Weighted average number of common shares outstanding	9,657,000	6,898,000
Dilutive (loss) earnings per common share	$(0.85)	$0.54

Securities excluded from the weighted average dilutive common shares outstanding because their inclusion would have been anti-dilutive:
Stock options	2,877,000	1,122,000
Warrants	7,741,000	1,410,000
	10,618,000	2,532,000